Share-based Compensation (Details 2)	12 Months Ended																								1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Employees Non-vested ordinary shares CNY	Dec. 31, 2013 Employees Non-vested ordinary shares USD ($)	Dec. 31, 2013 Employees Non-vested ordinary shares CNY	Dec. 31, 2012 Employees Non-vested ordinary shares USD ($)	Dec. 31, 2012 Employees Non-vested ordinary shares CNY	Dec. 31, 2014 Employees Non-vested ordinary shares Minimum	Dec. 31, 2014 Employees Non-vested ordinary shares Maximum	Dec. 31, 2012 Employees Unvested RSUs CNY	Dec. 31, 2014 Employees Unvested RSUs Minimum	Dec. 31, 2014 Employees Unvested RSUs Maximum	Dec. 31, 2014 Employees Unvested RSUs Vesting Based On Service USD ($)	Dec. 31, 2014 Employees Unvested RSUs Vesting Based On Service CNY	Dec. 31, 2013 Employees Unvested RSUs Vesting Based On Service USD ($)	Dec. 31, 2013 Employees Unvested RSUs Vesting Based On Service CNY	Dec. 31, 2012 Employees Unvested RSUs Vesting Based On Service USD ($)	Dec. 31, 2012 Employees Unvested RSUs Vesting Based On Service CNY	Dec. 31, 2014 Employees Unvested RSUs Vesting Based On Performance USD ($)	Dec. 31, 2014 Employees Unvested RSUs Vesting Based On Performance CNY	Dec. 31, 2013 Employees Unvested RSUs Vesting Based On Performance CNY	Dec. 31, 2012 Employees Unvested RSUs Vesting Based On Performance CNY	Dec. 31, 2013 Employees Options USD ($)	Dec. 31, 2014 Employees Options CNY	Dec. 31, 2013 Employees Options USD ($)	Dec. 31, 2013 Employees Options CNY	Dec. 31, 2012 Employees Options CNY	Dec. 31, 2014 Employees Options Minimum USD ($)	Dec. 31, 2013 Employees Options Minimum	Dec. 31, 2014 Employees Options Maximum USD ($)	Dec. 31, 2013 Employees Options Maximum	Dec. 31, 2014 Employees Options Vesting Based On Service USD ($)	Dec. 31, 2013 Employees Options Vesting Based On Service USD ($)
Share-based compensation
Year in which shares are vested										3 years	6 years		3 years	6 years																3 years		6 years
Number of Shares
Unvested at the beginning of the year (in shares)						2,829,080	2,829,080	8,688,844	8,688,844						27,150,848	27,150,848	30,818,337	30,818,337	4,905,776	4,905,776
Granted (in shares)															14,588,400	14,588,400	15,075,413	15,075,413	33,701,641	33,701,641	1,515,151	1,515,151	0	0
RSUs exchanged in connection with the share option exchange program (in shares)																	(7,954,526)	(7,954,526)
Vested (in shares)						(2,320,633)	(2,320,633)	(5,642,161)	(5,642,161)						(6,385,905)	(6,385,905)	(6,365,824)	(6,365,824)	(4,689,658)	(4,689,658)
Forfeited (in shares)						(508,447)	(508,447)	(217,603)	(217,603)						(3,649,817)	(3,649,817)	(4,422,552)	(4,422,552)	(3,099,422)	(3,099,422)	(48,493)	(48,493)
Unvested at the end of the year (in shares)						0	0	2,829,080	2,829,080						31,703,526	31,703,526	27,150,848	27,150,848	30,818,337	30,818,337	1,466,658	1,466,658
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share)						$ 0.24		$ 0.19							$ 3.77		$ 3.65		$ 3.42
Granted (in dollars per share)															$ 8.43		$ 3.95		$ 3.67		$ 6.33
RSUs exchanged in connection with the share option exchange program (in dollars per share)																	$ 3.83
Vested (in dollars per share)						$ 0.24		$ 0.16							$ 3.71		$ 3.62		$ 3.59
Forfeited (in dollars per share)						$ 0.24		$ 0.17							$ 5.07		$ 3.66		$ 3.63		$ 6.33
Unvested at the end of the year (in dollars per share)						$ 0		$ 0.24							$ 5.77		$ 3.77		$ 3.65		$ 6.33
Number of share options
Outstanding at the beginning of the year (in shares)																																		26,912,328
Granted (in shares)																										2,745,000	3,048,750	3,048,750	0					2,745,000	3,048,750
Share options exchanged in connection with the share option exchange program																									23,863,578										23,863,578
Outstanding at the end of the year (in shares)																																		26,201,252	26,912,328
Vested and expected to vest at the end of the year (in shares)																																		23,581,127
Forfeited (in shares)																																		(2,606,232)
Exercised																											0	0						(849,844)
Exercisable at the end of the year (in shares)																																		5,199,818
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)																																		$ 3.96
Granted (in dollars per share)																									$ 3.96									$ 8.20
Outstanding at the end of the year (in dollars per share)																																		$ 4.37	$ 3.96
Vested and expected to vest at the end of the year (in dollars per share)																																		$ 4.37
Share options exchanged in connection with the share option exchange program (in dollars per share)																																			$ 3.96
Exercised (in dollars per share)																																		$ 3.96	$ 3.96
Forfeited (in dollars per share)																																		$ 4.31
Exercisable at the end of the year (in dollars per share)																																		$ 3.96
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year																																		8 years 6 months	9 years 4 months 24 days
Vested and expected to vest at the end of the year																																		8 years 6 months
Exercisable at the end of the year																																		8 years 6 months
Additional disclosures
Share-based compensation expenses recognized		4,249,548,000	261,173,000	225,039,000	0		1,142,000		3,156,000			14,124,000				386,632,000		254,124,000		215,713,000		14,124,000	0	0		115,469,000		4,007,000	0
Weighted average grant date fair value of options granted	$ 4.48																										$ 1.94
Unrecognized share-based compensation expense related to awards other than options																794,926,000						17,912,000
Unrecognized share-based compensation expense related to options																										184,446,000
Weighted-average period over which share-based compensation expense is expected to be recognized															5 years	5 years					4 years 3 months 18 days	4 years 3 months 18 days				4 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	6,648,000
Cash Receivable From Stock Option Exercises	3,365,000
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)																														52.00%	47.00%	53.00%	50.00%
Risk-free interest rate (per annum) (as a percent)																														2.42%	1.83%	3.50%	2.91%
Exercise multiples																										2.8	2.8	2.8
Expected term (in years)																										10 years					7 years 4 months 24 days		10 years
Fair value of the underlying shares on the date of option grants (in dollars)																									3.96		3.96			6.33		12.51
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars)																																		189,729,000
Vested and expected to vest at the end of the year (in dollars)																																		170,756,000
Exercisable at the end of the year (in dollars)																																		$ 39,571,000